Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2017
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Inventories Related to Real Estate Business
11.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2016	2017
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$263,526	$25,825	$871
Construction in progress	22,236,464	8,106,166	273,488
Land held for construction	1,687,525	1,687,525	56,934

	$24,187,515	$9,819,516	$331,293

Land and buildings held for sale located in Kun Shan Qiandeng and Shanghai Zhangjiang, China were completed and successively sold. Construction in progress is mainly located on Hutai Road in Shanghai, China and Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2015, 2016 and 2017 is disclosed in Note 24.

Construction in progress located on Caobao Road in Shanghai was completed in the third quarter of 2017 and immediately leased out for the lease business. As a result, the Group reclassified those buildings and land use right under the line item of “inventories related to real estate - construction in progress” to investment properties of NT$6,971,372 thousand (US$235,201 thousand) and long-term prepayments for lease of NT$5,798,449 thousand (US$195,629 thousand), respectively. Please refer to Note 15.

As of December 31, 2016 and 2017, inventories related to real estate business of NT$12,076,154 thousand and NT$9,818,869 thousand (US$331,271 thousand), respectively, are expected to be recovered longer than twelve months.

Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.